REDEEMABLE PREFERRED STOCK (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 22, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
STOCKHOLDERS' EQUITY (DEFICIT)
Cash payments for retirement of Redeemable Preferred Stock		$ 614,996
Dividends declared and issued, value		$ 43,200	$ 71,400	$ 64,100
Dividends declared and issued, shares		38,109	70,574	63,384
Redemption percentage		105.00%
Value of increase in the redemption value immediately prior to the Closing		$ 26,700
Redeemable Preferred Stock
STOCKHOLDERS' EQUITY (DEFICIT)
Number of shares authorized		900,000	900,000
Par value per share		$ 0.01	$ 0.01
Getty Images Holdings, Inc | Class A common stock
STOCKHOLDERS' EQUITY (DEFICIT)
Cash payments for retirement of Redeemable Preferred Stock	$ 615,000
Number of shares issued for payments for retirement of Redeemable Preferred Stock	15,000,000
Value of shares issued as payments for retirement of Redeemable Preferred Stock	$ 140,200